Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2020		2019		2018
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$688.8	$544.2	$598.4	$472.7	$539.5	$426.2
Equity incentive plans:
Equity awards	89.4	70.6	90.1	71.2	76.2	60.2
Liability awards[1]	0	0	0.1	0.1	1.0	0.8

Assets Held in Deferral Plan Irrevocable Grantor Trust Account	The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2020	2019
Progressive common shares[1]	$134.2	$121.6
Other investment funds[2]	167.2	151.2
Total	$301.4	$272.8
[1] Included 2.8 million and 3.2 million common shares as of December 31, 2020 and 2019, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on the consolidated balance sheets.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2020		2019		2018
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	3,879,077	$48.28	4,856,356	$38.56	5,858,848	$30.47
Add (deduct):
Granted[2]	1,629,534	55.28	1,835,145	49.61	1,876,109	45.55
Vested	(1,861,442)	36.19	(2,691,337)	31.85	(2,811,070)	26.41
Forfeited	(76,898)	52.79	(121,087)	43.98	(67,531)	36.10
End of year[3,4]	3,570,271	$57.68	3,879,077	$48.28	4,856,356	$38.56
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2020, 2019, and 2018, the number of units “granted” shown in the table above includes 144,389, 210,159, and 144,688 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2020, the number of shares included 707,293 performance-based units at their target amounts. We expect 1,658,308 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2020, the total unrecognized compensation cost related to unvested equity awards was $102.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the consolidated statements of comprehensive income over the weighted average vesting period of 2.3 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2020		2019		2018
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	38,451	$73.43	41,706	$62.23	53,284	$40.54
Add (deduct):
Granted	39,403	74.77	38,451	73.43	41,706	62.23
Vested	(38,451)	73.43	(41,706)	62.23	(53,284)	40.54
End of year[1]	39,403	$74.77	38,451	$73.43	41,706	$62.23
1 At December 31, 2020, 2019, and 2018, the remaining unrecognized compensation cost related to restricted stock awards was $0.9 million, $0.8 million, and $0.9 million, respectively.